Income Taxes - Tax Carryforward (Details) $ in Millions	Dec. 31, 2024 CAD ($)
Tax Credit Carryforward [Line Items]
Total income tax carryforwards recognized	$ 629
Canadian
Tax Credit Carryforward [Line Items]
Non-capital loss	155
Tax credit carryforward	77
Tax carryforward, gross	232
Foreign
Tax Credit Carryforward [Line Items]
Federal and state net operating loss	315
Tax credit carryforward	82
Tax carryforward, gross	$ 397